PRINCIPLED
                                     EQUITY
                                     MARKET
                                      FUND



                                  ANNUAL REPORT
                                DECEMBER 31, 1996






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                          PRINCIPLED EQUITY MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1996

Assets:
Cash ................................................   $  8,940,260
Deferred organizational expenses (Note 1)............         46,000
                                                          -----------
    Total assets.....................................
                                                           8,986,260
                                                          -----------

Liabilities:
Organizational costs payable (Note 1)................         46,000
                                                          -----------
    Total liabilities................................         46,000
                                                          -----------

Net Assets:
Capital stock (unlimited shares authorized at no par
value,
 amount paid in on 894,026 shares outstanding) (Note 1)   8,940,260
Accumulated undistributed net investment income......         --
                                                          ------------
    Net assets (equivalent to $10.00 per share, based
on 894,026 capital shares outstanding).............      $ 8,940,260
                                                          ===========






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                          PRINCIPLED EQUITY MARKET FUND


             STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
        PERIOD OF INCEPTION (OCTOBER 28, 1996) TO DECEMBER 31, 1996

Income...................................  $   --
Expenses.................................      --
                                           -------------
Net investment income....................      --
Net realized gain (loss) from investment
securities...............................      --
Unrealized gain (loss) on investments....      --
                                           -------------
Net increase (decrease) in net assets
resulting from operations................      --
                                           -------------

From capital share transactions:

                                    Number of
                                     Shares
Proceeds from sale of shares..  894,026      8,940,260
Shares issued to shareholders
in                                 --           --
distributions reinvested......

Cost of shares redeemed.......     --           --
                              -------------  -------------
Increase in net assets
resulting from capital          894,026      8,940,260
share transactions............
                              ============= -------------


Net increase in net assets...............    8,940,260
Net assets, beginning of period..........      --
                                           =============
Net assets, end of period................  $ 8,940,260
                                           =============




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                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31,1996
                                                             Value
                                                           (Note 1)

CASH & OTHER ASSETS, LESS LIABILITIES -- 100.00%........ $  8,940,260
                                                           -----------

         Total Net Assets............................... $  8,940,260
                                                            ==========



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                          PRINCIPLED EQUITY MARKET FUND


                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996



1. Significant accounting policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at noon, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   D. Deferred Organizational Expenses - Costs to be incurred in connection with organization and registration will be deferred and amortized over a period of 60 months from the date upon which the Trust commences operations.
2. Investment advisory and sub-advisory agreements: The investment advisory contract with F.L. Putnam Investment Management Company (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on a rate of 1/4% of 1% per annum of the average monthly net assets. The adviser has elected to waive .10% of the annual fee in the Trust's first year of operations. David W.C. Putnam, a Trustee of the Trust, is President and a Director of the Adviser. Pursuant to the Investment Advisory Contract, the investment adviser is responsible for the management of the Trust's portfolio. The adviser is obligated to supervise the performance of administrative and professional services provided by others to the Trust and will provide all facilities, equipment and personnel and if requested office space necessary to perform its duties under the Investment Advisory Contract.

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                          PRINCIPLED EQUITY MARKET FUND


                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996
                                   (Continued)



2. Investment advisory and sub-advisory agreements (continued): The Trust has also agreed to an Investment Sub-Advisory Contract between the adviser and PanAgora Asset Management, Inc. (the sub-adviser), whereby the adviser will pay an annual rate of .15% of the Trusts average net assets to the sub-adviser Pursuant to the Investment Sub-Advisory Contract, the sub-adviser is responsible for the investment and reinvestment of securities selected by the adviser.
3. Administration and transfer agent services: The Trust has entered into an agreement with Anchor Investment Management Corporation for administrative, transfer agent and dividend disbursing agent services. Annual fees of $12,000 are payable under this agreement.
4. Related parties:
   The President and Secretary of the trust is also a director and principal stockholder of the Trust's investment adviser.

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                          PRINCIPLED EQUITY MARKET FUND



INDEPENDENT AUDITORS' REPORT


To the Shareholders and Trustees of Principled Equity Market
Fund:


We have audited the accompanying statement of assets and liabilities of Principled Equity Market Fund (a Massachusetts business trust), including the schedule of investments, as of December 31, 1996, the related statement of operations and changes in net assets for the period from inception (October 28, 1996) to December 31, 1996. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.


We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Principled Equity Market Fund as of December 31, 1996, and the results of its operations and the changes in its net assets for the period from inception (October 28, 1996) to December 31, 1996, in conformity with generally accepted accounting principles.



                                       LIVINGSTON & HAYNES, P.C.



Wellesley, Massachusetts,
January 17, 1997.






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                          PRINCIPLED EQUITY MARKET FUND


                              OFFICERS AND TRUSTEES



DAVID W.C. PUTNAM                            President,
                                             Secretary
Chairman, Board of Directors, F.L. Putnam    and Trustee
Investment Management Company
President and Director, F.L. Putnam
Securities Company Incorporated

HOWARD R. BUCKLEY                            Trustee
President, Chief Executive Officer, Mercy
Hospital, Portland Maine; President, Chief
Executive Officer and Director, Mercy Health
Systems of Maine

SISTER ANNE MARY DONOVAN                     Trustee
General Treasurer of the Sisters of Notre
Dame de Namur, Boston

RONALD P. HOGAN                              Trustee
Chief Executive Officer, Saint Joseph's
Health System

WILLIAM H. IZLAR, JR.                        Trustee
Chairman and Director, Eastern Mercy
Health System

SISTER JUNE KETTERER                         Trustee
Provincial Superior, St. Joseph Province,
Sisters of Charity of Montreal

SISTER MARY LABOURE MORIN                    Trustee
President, Regional Community, Sisters of
Mercy of the Americas

C. KENT RUSSELL                              Treasurer
President, Chief Executive Officer and       and Trustee
Director, Eastern Mercy Health System

JOEL M. ZIFF                                 Trustee
Director, Eastern Mercy Health System







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                          PRINCIPLED EQUITY MARKET FUND


                               INVESTMENT ADVISER
                    F.L. Putnam Investment Management Company
          10 Langley Road, Suite 400, Newton Centre, Massachusetts 02159
                               (617) 964-7600

                                   SUB-ADVISOR
                         PanAgora Asset Management, Inc.
            260 Franklin St., 22nd Floor, Boston, Massachusetts 02110

                                    CUSTODIAN
                         Investors Bank & Trust Company
                  89 South Street, Boston, Massachusetts 02111

                          INDEPENDENT PUBLIC ACCOUNTANT
                            Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02181

                       ADMINISTRATOR  AND TRANSFER AGENT
                      Anchor  Investment  Management Corp.
                2717 Furlong Road, Doylestown, Pennsylvania 18901
                                 (215) 794-2980

                                  LEGAL COUNSEL
                              Sullivan & Worchester
               One Post Office Square, Boston, Massachusetts 02109